Short-Term Bank Loans (Details) ¥ in Millions						6 Months Ended
	Dec. 26, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 19, 2023 USD ($)	Nov. 15, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 22, 2023 CNY (¥)	Dec. 19, 2023 CNY (¥)	Nov. 15, 2023 CNY (¥)	Sep. 07, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Interest expenses						$ 68,450	$ 8,364
Huaxia Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital		$ 420,946							¥ 3.0
Maturity date		Dec. 20, 2024
Fixed interest rate		5.00%							5.00%
Bank of China [Member]
Short-Term Bank Loans [Line Items]
Working capital					$ 1,403,155							¥ 10.0
Maturity date					Sep. 06, 2024
Fixed interest rate					3.55%							3.55%
Tianshan Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital			$ 420,946	$ 420,946						¥ 3.0	¥ 3.0
Maturity date			Dec. 18, 2024	Nov. 14, 2024
Fixed interest rate			5.50%	5.50%						5.50%	5.50%
Xinjiang Urumqi Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital	$ 420,946							¥ 3.0
Maturity date	Dec. 25, 2024
Fixed interest rate	5.50%							5.50%